INCOME TAXES - Movements of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Balance as of January 1	$ (56,015)	$ (39,503)	$ (38,615)
Additions	(21,522)	(16,912)	(2,079)
Changes through other comprehensive income (loss)	908	(924)
Utilization and reversal of valuation allowances	268	1,324	1,191
Balance as of December 31	$ (76,361)	$ (56,015)	$ (39,503)